Shareholders' Equity - Accumulated Other Comprehensive Income by Component (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 22,270	$ 21,193
Other comprehensive income (loss) before reclassifications	(379)	1,029
Amounts reclassified into (out of) earnings	32	2
Other comprehensive income (loss)	(347)	1,031
Ending balance	24,737	22,270
Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1,009)	(2,040)
Ending balance	(1,356)	(1,009)
Net Unrealized Gains (Losses) on Cash Flow Hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(56)	229
Other comprehensive income (loss) before reclassifications	(33)	(285)
Amounts reclassified into (out of) earnings	0	0
Other comprehensive income (loss)	(33)	(285)
Ending balance	(89)	(56)
Net Unrealized Gains (Losses) on Available-for-Sale Securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	103	(286)
Other comprehensive income (loss) before reclassifications	(285)	412
Amounts reclassified into (out of) earnings	7	(23)
Other comprehensive income (loss)	(278)	389
Ending balance	(175)	103
Net Unrealized Losses on Hedges of Net Investments in Non-U.S. Subsidiaries
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(65)	95
Other comprehensive income (loss) before reclassifications	81	(160)
Amounts reclassified into (out of) earnings	0	0
Other comprehensive income (loss)	81	(160)
Ending balance	16	(65)
Other-Than-Temporary Impairment on Held-to-Maturity Securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(6)	(9)
Other comprehensive income (loss) before reclassifications	6	3
Amounts reclassified into (out of) earnings	(2)	0
Other comprehensive income (loss)	4	3
Ending balance	(2)	(6)
Net Unrealized Losses on Retirement Plans
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(170)	(194)
Other comprehensive income (loss) before reclassifications	0	0
Amounts reclassified into (out of) earnings	27	24
Other comprehensive income (loss)	27	24
Ending balance	(143)	(170)
Foreign Currency Translation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(815)	(1,875)
Other comprehensive income (loss) before reclassifications	(148)	1,059
Amounts reclassified into (out of) earnings	0	1
Other comprehensive income (loss)	(148)	1,060
Ending balance	$ (963)	$ (815)